UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

August 31, 2006

CTM-QTLY-1006

1.805761.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount	Value
Connecticut - 75.2%
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 3.44% (Liquidity Facility Citibank NA) (a)(e)	$ 2,865,000	$ 2,865,000
Series ROC II R45, 3.44% (Liquidity Facility Citibank NA) (a)(e)	10,110,000	10,110,000
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01 129, 3.45% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	17,915,000	17,915,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.) Series 1990, 3.43%, LOC JPMorgan Chase Bank, VRDN (a)	26,300,000	26,300,000
Connecticut Dev. Auth. Indl. Dev. Rev. (W.E. Bassett Co. Proj.) Series 1986, 3.85%, LOC Bank of America NA, VRDN (a)(d)	200,000	200,000
Connecticut Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series PA 1250, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,650,000	7,650,000
(Connecticut Wtr. Co. Proj.) Series 2004 A, 3.43%, LOC Citizens Bank of Rhode Island, VRDN (a)(d)	1,250,000	1,250,000
Connecticut Gen. Oblig.:
Bonds:
Series 2000 C, 5.25% 12/15/06	1,775,000	1,783,591
Series 2001 E, 5% 11/15/06	1,250,000	1,253,696
Series 2002 D, 5% 11/15/06	8,040,000	8,064,041
Participating VRDN:
Series BA 02 A, 3.44% (Liquidity Facility Bank of America NA) (a)(e)	4,815,000	4,815,000
Series EGL 01 701, 3.45% (Liquidity Facility Citibank NA) (a)(e)	20,000,000	20,000,000
Series Floaters 01 681, 3.43% (Liquidity Facility Morgan Stanley) (a)(e)	10,260,000	10,260,000
Series MS 00 514, 3.43% (Liquidity Facility Morgan Stanley) (a)(e)	9,695,000	9,695,000
Series MS 01 1395, 3.42% (Liquidity Facility Morgan Stanley) (a)(e)	16,000,000	16,000,000
Series MS 01 571, 3.43% (Liquidity Facility Morgan Stanley) (a)(e)	24,520,000	24,520,000
Series PA 888R, 3.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PT 1246, 3.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,100,000	6,100,000
Series PT 1409, 3.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,320,000	12,320,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series PT 2223, 3.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 10,725,000	$ 10,725,000
Series PT 2532, 3.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,295,000	5,295,000
Series PT 2693, 3.43% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	42,405,000	42,405,000
Series Putters 320, 3.44% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	6,645,000	6,645,000
Series ROC II R1064, 3.44% (Liquidity Facility Citigroup, Inc.) (a)(e)	6,765,000	6,765,000
Series ROC II R3013, 3.44% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,260,000	5,260,000
Series ROC II R4009, 3.44% (Liquidity Facility Citigroup, Inc.) (a)(e)	18,675,000	18,675,000
Series ROC II R4048, 3.44% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,175,000	5,175,000
Series 2004 A, 3.41% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	41,320,000	41,320,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.) Series S1:
3.45% tender 9/6/06, CP mode	10,000,000	10,000,000
3.45% tender 9/7/06, CP mode	14,700,000	14,700,000
Participating VRDN:
Series AAB 05 59, 3.44% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	17,495,000	17,495,000
Series EGL 02 6027 Class A, 3.45% (Liquidity Facility Citibank NA) (a)(e)	19,805,000	19,805,000
Series EGL 04 19 Class A, 3.45% (Liquidity Facility Citibank NA) (a)(e)	14,850,000	14,850,000
Series LB 05 K6, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	9,230,000	9,230,000
Series MS 06 1353, 3.43% (Liquidity Facility Morgan Stanley) (a)(e)	4,515,000	4,515,000
(Avon Old Farms School Foundation Proj.) Series B, 3.35%, LOC Bank of America NA, VRDN (a)	4,300,000	4,300,000
(Charlotte Hungerford Hosp. Proj.) Series C, 3.36%, LOC Fleet Bank NA, VRDN (a)	3,105,000	3,105,000
(Greenwich Family YMCA Proj.) Series A, 3.41%, LOC Bank of New York, New York, VRDN (a)	5,000,000	5,000,000
(Sacred Heart Univ. Proj.) 3.39%, LOC Fleet Nat'l. Bank, VRDN (a)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Univ. of New Haven Proj.):
Series 2005 E, 3.39%, LOC Wachovia Bank NA, VRDN (a)	$ 11,900,000	$ 11,900,000
3.58%, LOC Wachovia Bank NA, VRDN (a)	7,445,000	7,445,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series BA 99 D, 3.44% (Liquidity Facility Bank of America NA) (a)(d)(e)	19,995,000	19,995,000
Series LB 05 L14, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	9,000,000	9,000,000
Series MT 37, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,215,000	7,215,000
Series MT 38, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	620,000	620,000
Series MT 63, 3.46% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	170,000	170,000
Series PT 2337, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	655,000	655,000
Series PT 2817, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	210,000	210,000
Series ROC II R402, 3.47% (Liquidity Facility Citibank NA) (a)(d)(e)	3,895,000	3,895,000
(Connecticut Gen. Hsg. 9/27/72 Proj.) Series F, 3.42% (AMBAC Insured), VRDN (a)(d)	15,000,000	15,000,000
Series 1990 C, 3.49% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	7,295,000	7,295,000
Series 1990 D, 3.49% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	13,007,000	13,007,000
Series 2001 A3, 3.42% (AMBAC Insured), VRDN (a)(d)	11,000,000	11,000,000
Series 2002 A3, 3.42% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
Series 2002 B3, 3.42% (AMBAC Insured), VRDN (a)(d)	35,900,000	35,900,000
Series 2002 F2, 3.44% (AMBAC Insured), VRDN (a)(d)	36,500,000	36,500,000
Series 2006 A2, 3.42% (AMBAC Insured), VRDN (a)(d)	34,300,000	34,300,000
Subseries 2005 A4:
3.42% (AMBAC Insured), VRDN (a)(d)	5,300,000	5,300,000
3.42% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
Subseries 2005 B2, 3.44% (AMBAC Insured), VRDN (a)(d)	7,685,000	7,685,000
Subseries 2005 D5, 3.4% (AMBAC Insured), VRDN (a)(d)	14,470,000	14,470,000
Subseries 2006 B2, 3.44% (AMBAC Insured), VRDN (a)(d)	49,500,000	49,500,000
Subseries E4, 3.42% (AMBAC Insured), VRDN (a)(d)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.:
Participating VRDN:
Series MS 01 735, 3.43% (Liquidity Facility Morgan Stanley) (a)(e)	$ 9,200,000	$ 9,200,000
Series MT 75, 3.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,790,000	13,790,000
Series PA 1039R, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,530,000	3,530,000
Series PA 966R, 3.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,495,000	5,495,000
Series Putters 612, 3.44% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,220,000	5,220,000
Series ROC II R122, 3.44% (Liquidity Facility Citibank NA) (a)(e)	12,265,000	12,265,000
Series ROC II R4068 3.44% (Liquidity Facility Citigroup, Inc.) (a)(e)	4,965,000	4,965,000
(Trans. Infrastructure Proj.):
Series 1, 3.43% (FSA Insured), VRDN (a)	61,150,000	61,150,002
Series 2003 1, 3.44% (AMBAC Insured), VRDN (a)	38,975,000	38,975,000
Series 2003 2, 3.44% (AMBAC Insured), VRDN (a)	39,720,000	39,720,000
Hartford County Metropolitan District BAN 4.5% 3/15/07	23,600,000	23,695,846
Milford Gen. Oblig. BAN 4% 11/3/06	12,085,000	12,091,490
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN Series MSTC 7008, 3.41% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	5,000,000	5,000,000
New Haven Gen. Oblig. Series A:
3.63% 9/8/06, LOC Landesbank Hessen-Thuringen, CP	7,500,000	7,500,000
3.65% 9/12/06, LOC Landesbank Hessen-Thuringen, CP	5,500,000	5,500,000
3.67% 9/14/06, LOC Landesbank Hessen-Thuringen, CP	5,450,000	5,450,000
Plainfield Gen. Oblig. BAN 4.25% 10/10/06	9,000,000	9,008,465
Reg'l. School District #4 BAN 4% 9/15/06	5,100,000	5,101,373
Reg'l. School District #8 BAN 4% 1/18/07	6,740,000	6,757,630
Ridgefield Gen. Oblig. BAN 4.25% 12/14/06	6,430,000	6,446,469
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 75 Class A, 3.45% (Liquidity Facility Citibank NA) (a)(e)	7,005,000	7,005,000
Series 18B, 3.43% (MBIA Insured), VRDN (a)	11,805,000	11,805,000
Tolland Gen. Oblig. BAN 4% 9/15/06	9,800,000	9,802,908
Univ. of Connecticut Participating VRDN Series PA 1255, 3.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,850,000	3,850,000
Vernon Gen. Oblig. BAN 4.5% 2/15/07	8,350,000	8,390,604
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Waterford Gen. Oblig. BAN 4.5% 4/30/07	$ 16,425,000	$ 16,509,715
Weston Gen. Oblig. Participating VRDN Series ROC II R6501, 3.44% (Liquidity Facility Citigroup, Inc.) (a)(e)	1,850,000	1,850,000
		1,114,397,830
Puerto Rico - 13.5%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 3.42% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,395,000	9,395,000
Series MS 06 1443, 3.44% (Liquidity Facility Morgan Stanley) (a)(e)	7,870,000	7,870,000
Series MS 975, 3.41% (Liquidity Facility Morgan Stanley) (a)(e)	10,000,000	10,000,000
Series MT 251, 3.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000,000	5,000,000
Series PA 1138R, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,900,000	6,900,000
Series PA 1376R, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,000,000	6,000,000
Series PA 774R, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,040,000	7,040,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series MS 969, 3.41% (Liquidity Facility Morgan Stanley) (a)(e)	3,315,000	3,315,000
3.43% (Liquidity Facility Citibank NA) (a)(e)	2,400,000	2,400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.41% (Liquidity Facility Bank of America NA) (a)(e)	9,200,000	9,200,000
Series Macon 06 R, 3.41% (Liquidity Facility Bank of America NA) (a)(e)	7,395,000	7,395,000
Series Merlots 00 FFF, 3.42% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,930,000	5,930,000
Series Merlots 05 A20, 3.42% (Liquidity Facility Bank of New York, New York) (a)(e)	4,105,000	4,105,000
Series Merlots 98 B8, 3.42% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,140,000	5,140,000
Series PA 1380R, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,200,000	6,200,000
Series RobIns 14, 3.41% (Liquidity Facility Bank of New York, New York) (a)(e)	11,975,000	11,975,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Bonds Series MT 173, 3.23%, tender 10/26/06 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	$ 3,060,000	$ 3,060,000
Participating VRDN:
Series EGL 00 5101 Class A, 3.46% (Liquidity Facility Citibank NA) (a)(e)	10,000,000	10,000,000
Series Merlots 00 A15, 3.42% (Liquidity Facility Bank of New York, New York) (a)(e)	12,095,000	12,095,000
Series MT 252, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,070,000	3,070,000
Series MT 258, 3.4% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(e)	11,755,000	11,755,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 3.41% (Liquidity Facility Morgan Stanley) (a)(e)	3,580,000	3,580,000
Series MS 1276, 3.41% (Liquidity Facility Morgan Stanley) (a)(e)	6,700,000	6,700,000
Series MSDW 00 482, 3.41% (Liquidity Facility Morgan Stanley) (a)(e)	7,170,000	7,170,000
Series PA 561, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,500,000	5,500,000
Series PT 3398, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,390,000	5,390,000
Series Putters 147, 3.4% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,100,000	1,100,000
Series RobIns 16, 3.41% (Liquidity Facility Bank of New York, New York) (a)(e)	4,200,000	4,200,000
Puerto Rico Govt. Dev. Bank Participating VRDN Series MT 254, 3.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,000,000	9,000,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.47%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,800,000	1,800,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN:
Series MS 00 225, 3.41% (Liquidity Facility Morgan Stanley) (a)(e)	2,335,000	2,335,000
Series MT 212, 3.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,935,000	4,935,000
		199,555,000
Municipal Securities - continued
	Shares	Value
Other - 10.6%
Fidelity Municipal Cash Central Fund, 3.61% (b)(c)	156,937,026	$ 156,937,026
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,470,889,856)		1,470,889,856
NET OTHER ASSETS - 0.7%		10,533,837
NET ASSETS - 100%		$ 1,481,423,693
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,060,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds Series MT 173, 3.23%, tender 10/26/06 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/27/05	$ 3,060,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,746,072
Income Tax Information
At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,470,889,856.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

August 31, 2006

NJS-QTLY-1006

1.805776.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.2%
	Principal Amount	Value
Delaware/New Jersey - 1.0%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 17,810,000	$ 17,810,000
New Jersey - 70.3%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 3.45%, LOC Fannie Mae, VRDN (b)(d)	6,000,000	6,000,000
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 3.44% (Liquidity Facility Citigroup, Inc.) (b)(f)	930,000	930,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 3.35%, LOC Fannie Mae, VRDN (b)(d)	13,000,000	13,000,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 3.46% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,765,000	8,765,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series Merlots 05 A3, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,125,000	8,125,000
Cranbury Township Gen. Oblig. BAN 4% 12/6/06	5,876,500	5,878,897
Cumberland County Gen. Oblig. BAN 4.5% 5/16/07	10,500,000	10,555,596
East Brunswick Township Gen. Oblig. BAN 4.35% 2/23/07	3,541,000	3,551,140
East Windsor Township Gen. Oblig. BAN 4.3% 12/1/06	8,993,996	9,014,805
Englewood Gen. Oblig. BAN 4.5% 7/6/07	17,749,564	17,844,633
Essex County Impt. Auth. Rev. Participating VRDN Series MS 966 D, 3.43% (Liquidity Facility Morgan Stanley) (b)(f)	11,540,000	11,540,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN:
Series Merlots 05 A23, 3.44% (Liquidity Facility Bank of New York, New York) (b)(f)	21,965,000	21,965,000
Series PT 1916, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,845,000	7,845,000
Series TOC 05 RR, 3.44% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	10,700,000	10,700,000
Highland Park Gen. Oblig. BAN 4.5% 6/25/07	5,676,375	5,709,305
Holmdel Township Gen. Oblig. BAN 4.25% 11/22/06	8,114,500	8,130,020
Howell Township Gen. Oblig. TAN 4.5% 3/14/07	11,000,000	11,052,487
Jersey City Gen. Oblig. BAN Series A, 4.5% 2/23/07	7,050,000	7,074,849
Madison Borough Board of Ed. Morris BAN 4.5% 7/6/07	11,000,000	11,056,218
Montville Township Gen. Oblig. BAN 4.5% 5/24/07	8,368,000	8,415,449
New Brunswick Gen. Oblig. BAN 4.5% 1/9/07	2,000,000	2,004,500
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26, 3.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	1,800,000	1,800,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Int'l. Processing Corp. Proj.) 3.46%, LOC Bank of America NA, VRDN (b)(d)	$ 400,000	$ 400,000
(The Frisch School Proj.) 3.32%, LOC KBC Bank NV, VRDN (b)	5,400,000	5,400,000
(The Morris Museum, Inc. Proj.) 3.36%, LOC JPMorgan Chase Bank, VRDN (b)	9,200,000	9,200,000
(The Pennington School Proj.) 3.41%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,100,000	2,100,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN:
Series MS 1202X, 3.46% (Liquidity Facility Morgan Stanley) (b)(d)(f)	3,200,000	3,200,000
Series MS 98 161, 3.46% (Liquidity Facility Morgan Stanley) (b)(d)(f)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Rev.:
Bonds (Cranes Mill Proj.) Series A, 7% 2/1/10 (Pre-Refunded to 2/1/07 @ 101) (e)	1,700,000	1,738,443
Participating VRDN:
Series FRRI 01 N10, 3.42% (Liquidity Facility Bank of New York, New York) (b)(f)	7,150,000	7,150,000
Series MACN 05 H, 3.44% (Liquidity Facility Bank of America NA) (b)(f)	3,030,000	3,030,000
Series Merlots 04 B14, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(f)	8,485,000	8,485,000
Series MS 05 1250, 3.43% (Liquidity Facility Morgan Stanley) (b)(f)	3,565,000	3,565,000
Series MSTC 9057, 3.46% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	6,990,000	6,990,000
Series MT 14, 3.43% (Liquidity Facility BNP Paribas SA) (b)(f)	15,660,000	15,660,000
Series MT 34, 3.44% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	7,500,000	7,500,000
Series PA 1239, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,000,000	6,000,000
Series PA 1253, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,610,000	8,610,000
Series Putters 502, 3.45% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(f)	10,740,000	10,740,000
Series Putters 785Z, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,370,000	7,370,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 3.47%, LOC Wachovia Bank NA, VRDN (b)(d)	3,350,000	3,350,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
(Jewish Home at Rockleigh Proj.) Series B, 3.6%, LOC Allied Irish Banks PLC, VRDN (b)	$ 4,700,000	$ 4,700,000
(LPS Inds. Proj.) 3.47%, LOC Wachovia Bank NA, VRDN (b)(d)	7,275,000	7,275,000
(Meriden Assisted Living at Shrewsbury Proj.) 3.4%, LOC Fannie Mae, VRDN (b)(d)	10,500,000	10,500,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 3.44%, LOC Citibank NA, VRDN (b)(d)	43,400,000	43,400,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 3.32%, LOC Wachovia Bank NA, VRDN (b)(d)	9,300,000	9,300,000
Series A, 3.37%, LOC Wachovia Bank NA, VRDN (b)(d)	14,400,000	14,400,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (United Wtr., Inc. Proj.) Series 1996 C, 3.55% (AMBAC Insured), VRDN (b)(d)	3,435,000	3,435,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds Series 2005 A, 4% 9/1/06	3,000,000	3,000,000
Participating VRDN:
Series EGL 720050059 Class A, 3.45% (Liquidity Facility Citibank NA) (b)(f)	3,810,000	3,810,000
Series MS 1419, 3.43% (Liquidity Facility Morgan Stanley) (b)(f)	6,135,000	6,135,000
Series Putters 801, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	2,770,000	2,770,000
Series ROC II R2191, 3.44% (Liquidity Facility Citigroup, Inc.) (b)(f)	5,685,000	5,685,000
Series ROC II R295, 3.44% (Liquidity Facility Citibank NA) (b)(f)	4,995,000	4,995,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)(f)	3,970,000	3,970,000
New Jersey Gen. Oblig. Participating VRDN:
Series FRRI L8, 3.45% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	9,950,000	9,950,000
Series Macon 04 F, 3.44% (Liquidity Facility Bank of America NA) (b)(f)	4,635,000	4,635,000
Series MSTC 01 174, 3.57% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	17,225,000	17,225,000
Series PT 3272, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	6,435,000	6,435,000
Series PT 3508, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Gen. Oblig. Participating VRDN: - continued
Series Putters 1369, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	$ 4,430,000	$ 4,430,000
New Jersey Health Care Facilities Fing. Auth. Participating VRDN Series Putters 1063, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,805,000	5,805,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN:
Series Merlots 06 F1, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(f)	22,300,000	22,300,000
Series MT 24, 3.43% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	6,275,000	6,275,000
Series MT 25, 3.43% (Liquidity Facility Svenska Handelsbanken AB) (b)(f)	6,460,000	6,460,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 3.37%, LOC JPMorgan Chase Bank, VRDN (b)	6,925,000	6,925,000
(Southern Ocean County Hosp. Proj.) 3.37%, LOC Wachovia Bank NA, VRDN (b)	5,800,000	5,800,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series D, 3.44% (FGIC Insured), VRDN (b)(d)	17,200,000	17,200,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series 1999 V, 3.48% (Liquidity Facility Bank of America NA) (b)(d)(f)	5,560,000	5,560,000
Series Merlots 00 A2, 3.49% (Liquidity Facility Wachovia Bank NA) (b)(d)(f)	835,000	835,000
Series PT 1289, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	1,215,000	1,215,000
(Single Family Hsg. Proj.):
Series 2005 O:
3.47% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(d)	15,000,000	15,000,000
3.47% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(d)	7,735,000	7,735,000
Series 2005 Q, 3.45% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(d)	34,070,000	34,070,000
Series 2005 R, 3.45% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(d)	28,610,000	28,610,000
New Jersey Sports & Exposition Auth. Contract Rev. Participating VRDN Series PA 649R, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,600,000	2,600,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series AAB 00 6, 3.42% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	29,240,000	29,240,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: - continued
Series Merlots 00 EEE, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 3,980,000	$ 3,980,000
Series MS 06 1313, 3.43% (Liquidity Facility Morgan Stanley) (b)(f)	5,000,000	5,000,000
Series PA 613, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,000,000	2,000,000
Series PA 670, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,345,000	2,345,000
Series PT 2493, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	9,900,000	9,900,000
Series PT 3194, 3.44% (Liquidity Facility DEPFA BANK PLC) (b)(f)	11,950,000	11,950,000
Series Putters 155, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000,000	1,000,000
Series ROC II R323, 3.44% (Liquidity Facility Citibank NA) (b)(f)	9,495,000	9,495,000
Series ROC II R4032, 3.44% (Liquidity Facility Citigroup, Inc.) (b)(f)	1,895,000	1,895,000
Series ROC II R549, 3.44% (Liquidity Facility Citibank NA) (b)(f)	19,985,000	19,985,000
New Jersey Trans. Auth. Participating VRDN:
Series MSTC 06 3008 Class A, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	13,985,000	13,985,000
Series MSTC 06 3015 Class A, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,935,000	8,935,000
New Jersey Trans. Trust Fd. Auth. Participating VRDN Series I-1, 3.45% (Liquidity Facility Royal Bank of Canada) (b)(f)	16,420,000	16,420,000
New Jersey Trans. Trust Fund Participating VRDN:
Series LB 06 P27U, 3.45% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	8,700,000	8,700,000
Series LB 06 P32U, 3.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	5,840,000	5,840,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series EGL 20030034 Class A, 3.45% (Liquidity Facility Citibank NA) (b)(f)	5,482,000	5,482,000
Series Floaters 06 14Z, 3.47% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	2,910,000	2,910,000
Series GS 06 10Z, 3.47% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(f)	8,920,000	8,920,000
Series Merlots 04 B, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: - continued
Series MS 00 224, 3.43% (Liquidity Facility Morgan Stanley) (b)(f)	$ 9,000,000	$ 9,000,000
Series MS 963D, 3.43% (Liquidity Facility Morgan Stanley) (b)(f)	12,340,000	12,340,000
Series MS 98 54, 3.43% (Liquidity Facility Morgan Stanley) (b)(f)	11,935,000	11,935,000
Series MT 245, 3.43% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	49,660,000	49,660,002
Series PA 958P, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,000,000	2,000,000
Series PT 1926, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,295,000	8,295,000
Series PT 2363A, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	1,960,000	1,960,000
Series PT 2494, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	4,680,000	4,680,000
Series PT 2500, 3.62% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	18,535,000	18,535,000
Series PT 2572, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	3,765,000	3,765,000
Series PT 2711, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	5,950,000	5,950,000
Series PT 3291, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	16,490,000	16,490,000
Series Putters 1143, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,990,000	3,990,000
Series Putters 1144, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,465,000	7,465,000
Series Putters 1365, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	19,640,000	19,640,000
Series Putters 1366, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,805,000	11,805,000
Series Putters 503, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,690,000	2,690,000
Series Putters 818, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	21,425,000	21,425,000
Series Putters 820, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,705,000	10,705,000
Series PZ 109, 3.46% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	12,270,000	12,270,000
Series PZ 110, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,100,000	10,100,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: - continued
Series PZ 111, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 16,500,000	$ 16,500,000
Series PZ 116, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	20,195,000	20,195,000
Series ROC II R146, 3.44% (Liquidity Facility Citibank NA) (b)(f)	7,495,000	7,495,000
Series ROC II R447, 3.44% (Liquidity Facility Citibank NA) (b)(f)	3,000,000	3,000,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 3.44% (Liquidity Facility Citigroup, Inc.) (b)(f)	2,175,000	2,175,000
North Bergen County Gen. Oblig. BAN 4.5% 5/15/07	5,324,000	5,352,794
North Caldwell Gen. Oblig. BAN 4.25% 9/6/06	5,383,927	5,384,771
Passaic Gen. Oblig. BAN 4.5% 8/10/07	5,526,000	5,554,977
Point Pleasant BAN 4.25% 1/31/07	3,000,000	3,004,032
Ridgefield Gen. Oblig. BAN 4% 10/20/06	8,306,000	8,315,511
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American Cyanamid Co. Proj.) 4%, VRDN (b)	1,500,000	1,500,000
South Orange Village Township Rev. BAN 4.5% 4/25/07	8,283,715	8,325,016
Sussex County Gen. Oblig. BAN 3.8% 9/14/06	9,599,000	9,599,669
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PA 1285, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,100,000	5,100,000
Series PA 1350, 3.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,300,000	2,300,000
Trenton Gen. Oblig. BAN 4% 10/13/06	16,230,000	16,245,015
Union County Impt. Auth. Rev. (Cedar Glen Hsg. Corp. Proj.) 3.4%, LOC Fannie Mae, VRDN (b)(d)	19,500,000	19,500,000
Union Township Gen. Oblig. BAN 4.25% 1/11/07	5,714,000	5,731,592
Upper Saddle River Gen. Oblig. BAN 4.25% 3/1/07	4,423,783	4,437,685
		1,207,609,406
New Jersey/Pennsylvania - 4.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 3.47% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,900,000	5,900,000
Series Merlots 00 K, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(f)	16,165,000	16,165,000
Series MS 00 396, 3.43% (Liquidity Facility Morgan Stanley) (b)(f)	11,510,000	11,510,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey/Pennsylvania - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN: - continued
Series PA 606, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 9,495,000	$ 9,495,000
Series PA 611, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,995,000	9,995,000
Series PA 965R, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,210,000	4,210,000
Series SG 53, 3.43% (Liquidity Facility Societe Generale) (b)(f)	12,940,000	12,940,000
		70,215,000
New York & New Jersey - 15.1%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series EGL 06 107 Class A, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(f)	27,900,000	27,900,000
Series MS 01 701, 3.47% (Liquidity Facility Morgan Stanley) (b)(d)(f)	4,995,000	4,995,000
Series PA 1038R, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	4,995,000	4,995,000
Series PA 1171R, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	5,100,000	5,100,000
Series PA 1251, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,600,000	4,600,000
Series PA 1332, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	5,895,000	5,895,000
Series PT 1269, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	9,805,000	9,805,000
Series PT 2698, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	7,720,000	7,720,000
Series PT 3177, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	6,565,000	6,565,000
Series PT 3560, 3.46% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(f)	2,740,000	2,740,000
Series PT 3582, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,130,000	2,130,000
Series PT 870, 3.46% (Liquidity Facility DEPFA BANK PLC) (b)(d)(f)	2,300,000	2,300,000
Series PT 984, 3.43% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	7,870,000	7,870,000
Series Putters 153, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R43, 3.47% (Liquidity Facility Citibank NA) (b)(d)(f)	$ 7,015,000	$ 7,015,000
Series 1991 3, 3.49%, VRDN (b)(d)(g)	9,800,000	9,800,000
Series 1991, 3.49%, VRDN (b)(d)(g)	8,800,000	8,800,000
Series 1992, 3.46%, VRDN (b)(g)	6,800,000	6,800,000
Series 1995 4, 3.49%, VRDN (b)(d)(g)	10,500,000	10,500,000
Series 1995, 3.49%, VRDN (b)(d)(g)	9,400,000	9,400,000
Series A, 3.63% 9/7/06 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	5,140,000	5,140,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series MS 00 331, 3.47% (Liquidity Facility Morgan Stanley) (b)(d)(f)	18,830,000	18,830,000
Series MS 98 157, 3.47% (Liquidity Facility Morgan Stanley) (b)(d)(f)	3,160,000	3,160,000
Series PA 1258, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	3,500,000	3,500,000
Series Putters 278, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	18,435,000	18,435,000
Series 1R, 3.61% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)(d)	25,650,000	25,650,000
Series 3, 3.56%, VRDN (b)	15,895,000	15,895,000
Series 5, 3.56%, VRDN (b)	3,425,000	3,425,000
Series 6, 3.6%, VRDN (b)(d)	19,200,000	19,200,000
		260,165,000
Puerto Rico - 3.3%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 3.42% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,080,000	1,080,000
Series PA 1376R, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,900,000	2,900,000
Series RobIns 3, 3.41% (Liquidity Facility Bank of New York, New York) (b)(f)	1,000,000	1,000,000
Series ROC II R185, 3.43% (Liquidity Facility Citibank NA) (b)(f)	4,405,000	4,405,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN 3.43% (Liquidity Facility Citibank NA) (b)(f)	1,695,000	1,695,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.41% (Liquidity Facility Bank of America NA) (b)(f)	$ 7,100,000	$ 7,100,000
Series PA 1380R, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,000,000	1,000,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MT 258, 3.4% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(f)	13,840,000	13,840,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 1276, 3.41% (Liquidity Facility Morgan Stanley) (b)(f)	4,400,000	4,400,000
Series Putters 147, 3.4% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,560,000	1,560,000
Series ROC II R179, 3.43% (Liquidity Facility Citibank NA) (b)(f)	1,495,000	1,495,000
Series SGA 44, 3.41% (Liquidity Facility Societe Generale) (b)(f)	9,400,000	9,400,000
Puerto Rico Pub. Bldg. Auth. Rev. Participating VRDN Series MS 787, 3.41% (Liquidity Facility Morgan Stanley) (b)(f)	6,000,000	6,000,000
		55,875,000
	Shares
Other - 2.4%
Fidelity Municipal Cash Central Fund, 3.61% (a)(c)	40,735,700	40,735,700
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $1,652,410,106)		1,652,410,106
NET OTHER ASSETS - 3.8%		65,501,812
NET ASSETS - 100%		$ 1,717,911,918
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 2.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Port Auth. of New York & New Jersey Series: 1991 3, 3.49%, VRDN	12/3/03	$ 9,800,000
1991, 3.49%, VRDN	6/18/91	$ 8,800,000
1992, 3.46%, VRDN	2/14/92	$ 6,800,000
1995 4, 3.49%, VRDN	8/9/02	$ 10,500,000
1995, 3.49%, VRDN	9/15/95	$ 9,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,052,909
Income Tax Information
At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,652,410,106.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

August 31, 2006

SNJ-QTLY-1006

1.805778.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.8%
	Principal Amount	Value
Delaware/New Jersey - 0.5%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 4,960,000	$ 4,960,000
New Jersey - 68.4%
Atlantic Highlands Gen. Oblig. BAN 4.5% 2/20/07	6,230,000	6,259,203
Beachwood BAN 4% 9/1/06	6,170,781	6,170,781
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 3.44% (Liquidity Facility Citigroup, Inc.) (b)(d)	450,000	450,000
Carteret Gen. Oblig. BAN 4% 10/26/06	11,014,500	11,028,176
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 3.46% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,000,000	5,000,000
Casino Reinvestment Dev. Auth. Rev. Participating VRDN Series Merlots 05 A3, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,315,000	9,315,000
Cedar Grove Township Gen. Oblig. BAN 4.5% 2/27/07	7,452,000	7,488,353
East Brunswick Township Gen. Oblig. BAN 4.5% 7/5/07	6,907,000	6,943,890
Englewood Gen. Oblig. BAN 4.5% 7/6/07	10,000,000	10,053,562
Essex County Impt. Auth. Rev. Participating VRDN Series MT 18, 3.43% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	5,900,000	5,900,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN:
Series Merlots 05 A23, 3.44% (Liquidity Facility Bank of New York, New York) (b)(d)	2,995,000	2,995,000
Series MS 860, 3.43% (Liquidity Facility Morgan Stanley) (b)(d)	2,495,000	2,495,000
Series TOC 05 RR, 3.44% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	3,600,000	3,600,000
Haledon Gen. Oblig. BAN 4.5% 4/27/07	9,099,000	9,143,617
Hillsdale Gen. Oblig. BAN 4.5% 3/30/07	5,960,273	5,990,808
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 3.3%, LOC Bank of New York, New York, VRDN (b)	26,185,000	26,185,000
Jefferson Township Gen. Oblig. BAN 4.25% 2/2/07	5,175,300	5,194,721
Jersey City Redev. Auth. Multi-family Hsg. Rev. (Dixon Mill Apts. Proj.) Series 2000 A, 3.43%, LOC Fannie Mae, VRDN (b)	12,980,000	12,980,000
Lakewood Township Gen. Oblig. BAN 4.5% 3/2/07	6,260,000	6,291,058
Lincoln Park Gen. Oblig. BAN 4.5% 2/28/07	8,000,000	8,039,255
Madison Borough Gen. Oblig. BAN 4.25% 10/19/06	10,000,000	10,008,367
Mount Laurel Township Gen. Oblig. BAN 4% 11/3/06	8,372,250	8,382,236
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Ctfs. of Prtn. Participating VRDN:
Series LB 04 L26, 3.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 5,385,000	$ 5,385,000
Series PT 2291, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,940,000	1,940,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series EGL 06 38 Class A, 3.45% (Liquidity Facility Citibank NA) (b)(d)	3,800,000	3,800,000
Series MACN 06 B, 3.44% (Liquidity Facility Bank of America NA) (b)(d)	2,665,000	2,665,000
Series Merlots 04 B14, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,000,000	6,000,000
Series MS 05 1250, 3.43% (Liquidity Facility Morgan Stanley) (b)(d)	18,000,000	18,000,000
Series MSCO 01 572, 3.43% (Liquidity Facility Morgan Stanley) (b)(d)	10,846,500	10,846,500
Series MSTC 9057, 3.46% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,000,000	3,000,000
Series MT 34, 3.44% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	3,495,000	3,495,000
Series Putters 785Z, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,300,000	1,300,000
Series ROC II R203, 3.44% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,370,000	3,370,000
Series ROC II R298, 3.44% (Liquidity Facility Citibank NA) (b)(d)	12,025,000	12,025,000
(Jewish Home at Rockleigh Proj.) Series B, 3.6%, LOC Allied Irish Banks PLC, VRDN (b)	3,600,000	3,600,000
(The Hun School of Princeton Proj.) 3.38%, LOC Allied Irish Banks PLC, VRDN (b)	10,845,000	10,845,000
New Jersey Edl. Facilities Auth. Rev.:
Participating VRDN:
Series EGL 720050059 Class A, 3.45% (Liquidity Facility Citibank NA) (b)(d)	1,400,000	1,400,000
Series ROC II R2102, 3.44% (Liquidity Facility Citigroup, Inc.) (b)(d)	995,000	995,000
(Princeton Univ. Proj.):
Series 2001 B, 3.43%, VRDN (b)	11,500,000	11,500,000
Series 2002 B, 3.35%, VRDN (b)	7,870,000	7,870,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,590,000	5,590,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Envir. Infrastructure Trust Participating VRDN: - continued
Series PT 1560, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,945,000	$ 5,945,000
New Jersey Gen. Oblig. Participating VRDN:
Series EGL 96 3001, 3.45% (Liquidity Facility Citibank NA) (b)(d)	3,100,000	3,100,000
Series FRRI L8, 3.45% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,700,000	5,700,000
Series MSTC 01 174, 3.57% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	11,500,000	11,500,000
Series PT 3272, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	2,500,000	2,500,000
Series PT 3273, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,930,000	7,930,000
Series PT 3508, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	4,355,000	4,355,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN:
Series Merlots 06 F1, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(d)	12,695,000	12,695,000
Series PA 1402, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,810,000	4,810,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 3.37%, LOC JPMorgan Chase Bank, VRDN (b)	3,000,000	3,000,000
Series 2004 A3, 3.37%, LOC Fleet Nat'l. Bank, VRDN (b)	1,800,000	1,800,000
Series 2004 A4, 3.38%, LOC Wachovia Bank NA, VRDN (b)	4,145,000	4,145,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Single Family Hsg. Proj.) Series 2005 N, 3.42% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	1,630,000	1,630,000
New Jersey Tpk. Auth. Tpk. Rev.:
Participating VRDN:
Series AAB 00 6, 3.42% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	7,980,000	7,980,000
Series EGL 00 3002, 3.45% (Liquidity Facility Citibank NA) (b)(d)	5,830,000	5,830,000
Series EGL 03 47 Class A, 3.45% (Liquidity Facility Citibank NA) (b)(d)	6,100,000	6,100,000
Series LB 05 K9, 3.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,000,000	3,000,000
Series Merlots 00 EEE, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(d)	19,200,000	19,200,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Participating VRDN:
Series MS 03 835, 3.43% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,595,000	$ 6,595,000
Series PA 667, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995,000	4,995,000
Series PA 670, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000,000	4,000,000
Series PA 751, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,995,000	9,995,000
Series PT 2129, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,460,000	1,460,000
Series PT 2493, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	12,430,000	12,430,000
Series PT 3194, 3.44% (Liquidity Facility DEPFA BANK PLC) (b)(d)	9,980,000	9,980,000
Series ROC II R318, 3.44% (Liquidity Facility Citibank NA) (b)(d)	2,000,000	2,000,000
Series ROC II R4032, 3.44% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,595,000	3,595,000
Series ROC II R549, 3.44% (Liquidity Facility Citibank NA) (b)(d)	2,695,000	2,695,000
Series ROC II R6042, 3.44% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,025,000	10,025,000
Series 1991 D, 3.36% (FGIC Insured), VRDN (b)	2,100,000	2,100,000
New Jersey Trans. Auth. Participating VRDN:
Series MSTC 06 3008 Class A, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,900,000	7,900,000
Series MSTC 06 3015 Class A, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,100,000	5,100,000
New Jersey Trans. Trust Fund Participating VRDN:
Series LB 06 P27U, 3.45% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,980,000	4,980,000
Series LB 06 P32U, 3.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	1,500,000	1,500,000
New Jersey Trans. Trust Fund Auth.:
Bonds Series A, 5% 6/15/07 (FGIC Insured)	3,140,000	3,172,523
Participating VRDN:
Series EGL 20030034 Class A, 3.45% (Liquidity Facility Citibank NA) (b)(d)	2,918,000	2,918,000
Series GS 06 15Z, 3.47% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,480,000	4,480,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series Merlots 06 B23, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 25,000,000	$ 25,000,000
Series MS 00 203, 3.43% (Liquidity Facility Morgan Stanley) (b)(d)	4,895,000	4,895,000
Series MS 00 224, 3.43% (Liquidity Facility Morgan Stanley) (b)(d)	1,695,000	1,695,000
Series MS 963D, 3.43% (Liquidity Facility Morgan Stanley) (b)(d)	2,300,000	2,300,000
Series MT 245, 3.43% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	20,000,000	20,000,000
Series PA 958P, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995,000	4,995,000
Series PT 1204, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500,000	3,500,000
Series PT 1926, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,960,000	1,960,000
Series PT 2363A, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,360,000	11,360,000
Series PT 2500, 3.62% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	4,460,000	4,460,000
Series PT 2572, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	1,880,000	1,880,000
Series PT 3291, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	14,445,000	14,445,000
Series Putters 1365, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,790,000	7,790,000
Series Putters 1366, 3.48% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,900,000	3,900,000
Series Putters 1403, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,450,000	1,450,000
Series Putters 503, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,295,000	1,295,000
Series Putters 504, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,335,000	5,335,000
Series Putters 795, 3.44% (Liquidity Facility Dresdner Bank AG) (b)(d)	10,875,000	10,875,000
Series Putters 820, 3.45% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,065,000	5,065,000
Series Putters 825, 3.44% (Liquidity Facility Dresdner Bank AG) (b)(d)	495,000	495,000
Series PZ 109, 3.46% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,900,000	6,900,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series PZ 110, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,710,000	$ 5,710,000
Series PZ 111, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,300,000	9,300,000
Series PZ 116, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	21,100,000	21,100,000
Series ROC II R7516, 3.44% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,310,000	5,310,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 3.44% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,140,000	4,140,000
Randolph Township Gen. Oblig. BAN 4% 9/6/06	7,680,000	7,680,949
Secaucus Gen. Oblig. BAN 4.5% 6/22/07	8,301,000	8,350,612
Sussex County Gen. Oblig. BAN 4.5% 6/22/07	2,000,000	2,012,420
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1285, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,400,000	2,400,000
Trenton Gen. Oblig. BAN 4% 10/13/06	8,600,000	8,607,956
Washington Township Board of Ed. Mercer County Participating VRDN Series PT 2808, 3.43% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	3,880,000	3,880,000
		712,767,987
New Jersey/Pennsylvania - 4.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 3.47% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,910,000	3,910,000
Series Merlots 00 K, 3.44% (Liquidity Facility Wachovia Bank NA) (b)(d)	13,000,000	13,000,000
Series PA 606, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,200,000	14,200,000
Series SG 53, 3.43% (Liquidity Facility Societe Generale) (b)(d)	5,700,000	5,700,000
Series SGA 89, 3.6% (Liquidity Facility Societe Generale) (b)(d)	7,500,000	7,500,000
		44,310,000
New York - 0.3%
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series PT 2017, 3.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,495,000	3,495,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - 4.7%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series EGL 03 59 Class A, 3.45% (Liquidity Facility Citibank NA) (b)(d)	$ 5,000,000	$ 5,000,000
Series PA 1251, 3.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,900,000	1,900,000
Series 1992 2, 3.46%, VRDN (b)(e)	6,900,000	6,900,000
Series 1997 1, 3.46%, VRDN (b)(e)	8,900,000	8,900,000
Series 1997 2, 3.46%, VRDN (b)(e)	10,400,000	10,400,000
Series 2004 1, 3.43%, VRDN (b)	2,000,000	2,000,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Series 3, 3.56%, VRDN (b)	9,450,000	9,450,000
Series 5, 3.56%, VRDN (b)	4,120,000	4,120,000
		48,670,000
Puerto Rico - 10.8%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series LB 05 F2, 3.47% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	7,200,000	7,200,000
Series Merlots 00 EE, 3.42% (Liquidity Facility Wachovia Bank NA) (b)(d)	900,000	900,000
Series MT 218, 3.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,600,000	3,600,000
Series PA 774R, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,770,000	1,770,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series PA 114, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,935,000	7,935,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series Macon 06 R, 3.41% (Liquidity Facility Bank of America NA) (b)(d)	5,000,000	5,000,000
Series Merlots 00 FFF, 3.42% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,720,000	2,720,000
Series PA 1380R, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,300,000	9,300,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series I-3, 3.43% (Liquidity Facility Royal Bank of Canada) (b)(d)	6,800,000	6,800,000
Series MSTC 7005, 3.39% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,045,000	10,045,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN: - continued
Series MT 258, 3.4% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	$ 7,800,000	$ 7,800,000
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Participating VRDN Series MS 1290, 3.41% (Liquidity Facility Morgan Stanley) (b)(d)	5,000,000	5,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 1276, 3.41% (Liquidity Facility Morgan Stanley) (b)(d)	1,700,000	1,700,000
Series PA 1223, 3.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,200,000	6,200,000
Series Putters 147, 3.4% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,900,000	2,900,000
Series Putters 681, 3.4% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	1,740,000	1,740,000
Series RobIns 16, 3.41% (Liquidity Facility Bank of New York, New York) (b)(d)	2,165,000	2,165,000
Series SGA 43, 3.41% (Liquidity Facility Societe Generale) (b)(d)	4,310,000	4,310,000
Puerto Rico Govt. Dev. Bank Participating VRDN Series LB 06 F5, 3.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	16,975,000	16,975,000
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 3.55%, tender 3/1/07 (b)	4,330,000	4,331,052
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.47%, LOC Banco Santander Central Hispano SA, VRDN (b)	1,550,000	1,550,000
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Participating VRDN Series Putters 1426, 3.44% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,100,000	2,100,000
		112,041,052
Municipal Securities - continued
	Shares	Value
Other - 8.9%
Fidelity Tax-Free Cash Central Fund, 3.55% (a)(c)	92,335,900	$ 92,335,900
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $1,018,579,939)		1,018,579,939
NET OTHER ASSETS - 2.2%		23,378,163
NET ASSETS - 100%		$ 1,041,958,102
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 2.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series: 1992 2, 3.46%, VRDN	2/14/92	$ 6,900,000
1997 1, 3.46%, VRDN	8/9/02	$ 8,900,000
1997 2, 3.46%, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 1,035,647
Income Tax Information
At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,018,579,939.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Florida Municipal
Money Market Fund

August 31, 2006

SFM-QTLY-1006

1.805764.102

Investments August 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.7%
	Principal Amount	Value
Alaska - 0.2%
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) 3.77%, tender 5/1/07 (a)	$ 3,480,000	$ 3,480,000
Arizona - 1.0%
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Clemente Apts. Proj.) 3.47%, LOC Fannie Mae, VRDN (a)(b)	5,500,000	5,500,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)(c)	1,345,000	1,345,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,700,000	1,700,000
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 3.65%, LOC JPMorgan Chase Bank, VRDN (a)	1,250,000	1,250,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MT 247, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	6,665,000	6,665,000
		16,460,000
California - 0.0%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 3.8%, VRDN (a)(b)	700,000	700,000
Colorado - 1.4%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	1,500,000	1,500,000
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series LB 05 F1, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	9,475,000	9,475,000
Series LB 05 F4, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,865,000	5,865,000
Denver City & County Arpt. Rev. Series 2000 C, 3.44% (MBIA Insured), VRDN (a)(b)	3,200,000	3,200,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	4,445,000	4,445,000
		24,485,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.85%, VRDN (a)(b)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.): - continued
Series 1999 B, 3.72%, VRDN (a)(b)	$ 900,000	$ 900,000
Delaware Hsg. Auth. Rev. Participating VRDN Series Merlots 06 B10, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,600,000	3,600,000
		6,000,000
Florida - 71.5%
Brevard County Health Facilities Auth. Health Care Facilities Rev. Participating VRDN Series PA 1342, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,000,000	5,000,000
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 3.44%, LOC Citibank NA, VRDN (a)(b)	11,415,000	11,415,000
(Wickham Club Apts. Proj.) Series A, 3.45%, LOC SouthTrust Bank NA, VRDN (a)(b)	7,405,000	7,405,000
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,885,000	3,885,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Pinnacle Village Apts. Proj.) 3.49%, LOC Citibank NA, VRDN (a)(b)	7,200,000	7,200,000
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A27, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	980,000	980,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd. Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,300,000	1,300,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 3.45% (AMBAC Insured), VRDN (a)(b)	36,400,000	36,400,000
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 3.49%, LOC Bank of America NA, VRDN (a)(b)	6,860,000	6,860,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 3.45%, LOC Key Bank NA, VRDN (a)(b)	10,405,000	10,405,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series BA 00 O, 3.56% (Liquidity Facility Bank of America NA) (a)(b)(c)	3,680,000	3,680,000
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 05 17, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,895,000	8,895,000
Series Clipper 05 41, 3.49% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	10,275,000	10,275,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) 3.46%, LOC Bank of America NA, VRDN (a)(b)	2,670,000	2,670,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 3.45%, LOC Fannie Mae, VRDN (a)(b)	$ 6,800,000	$ 6,800,000
(Summer Lakes Phase II Apts. Proj.) 3.45%, LOC Citibank NA, VRDN (a)(b)	22,000,000	22,000,000
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2277, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,875,000	3,875,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 3.7% (Monumental Life Ins. Co. Guaranteed), VRDN (a)(b)	28,475,000	28,475,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 C, 3.53% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,440,000	1,440,000
Series PT 519, 3.48% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,435,000	1,435,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.56% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	3,610,000	3,610,000
Florida Board of Ed. Cap. Outlay Participating VRDN Series PT 3520, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,900,000	7,900,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series ROC II R4521, 3.45% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,450,000	2,450,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 3.56%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,180,000	1,180,000
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 3.56%, LOC Wachovia Bank NA, VRDN (a)(b)	1,895,000	1,895,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 3.71%, LOC Wachovia Bank NA, VRDN (a)(b)	760,000	760,000
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	15,555,000	15,555,000
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 3.49% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	7,319,000	7,319,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Grande Court at North Port Apts. Proj.) Series 2004 E, 3.46%, LOC Fannie Mae, VRDN (a)(b)	6,100,000	6,100,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 3.46%, LOC Citibank NA, VRDN (a)(b)	7,305,000	7,305,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 00 J, 3.53% (Liquidity Facility Bank of America NA) (a)(b)(c)	$ 1,375,000	$ 1,375,000
Series LB 04 L74J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,945,000	5,945,000
Series LB 04 L9, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,625,000	7,625,000
Series Merlots 06 B17, 3.74% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	6,720,000	6,720,000
Series Putters 1336, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	11,900,000	11,900,000
Series Putters 1340, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	15,000,000	15,000,000
(Riverside Apts. Proj.) Series 2000 1, 3.45%, LOC Bank of America NA, VRDN (a)(b)	5,735,000	5,735,000
(Stuart Pointe Apts. Proj.) Series B1, 3.46%, LOC SunTrust Banks, Inc., VRDN (a)(b)	3,700,000	3,700,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 3.49%, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
(Valencia Village Apts. Proj.) Series G, 3.45%, LOC Fannie Mae, VRDN (a)(b)	11,755,000	11,755,000
Florida Local Govt. Fin. Auth. Rev. Series A, 3.75% 9/18/06, LOC Wachovia Bank NA, CP	17,900,000	17,900,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series PA 535, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,595,000	9,595,000
Series PT 2319, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,160,000	5,160,000
Series 2002 E, 3.48% (FSA Insured), VRDN (a)(b)	51,710,000	51,710,000
Series 2003 B, 3.65% 9/7/06, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (b)	18,200,000	18,200,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 3.46%, LOC SunTrust Banks, Inc., VRDN (a)(b)	8,000,000	8,000,000
Hillsborough County Aviation Auth. Rev. Participating VRDN:
Series Merlots 03 A18, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,550,000	3,550,000
Series MS 1060, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)(c)	5,964,500	5,964,500
Series PT 2723, 3.49% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	3,490,000	3,490,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Aviation Auth. Rev. Participating VRDN: - continued
Series PT 2725, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 5,290,000	$ 5,290,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 3.45%, LOC Citibank NA, VRDN (a)(b)	4,000,000	4,000,000
(Lake Kathy Apt. Proj.) 3.47%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,670,000	5,670,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 3.45%, LOC Bank of America NA, VRDN (a)(b)	7,175,000	7,175,000
(Meridian Pointe Apts. Proj.) 3.44%, LOC Citibank NA, VRDN (a)(b)	13,200,000	13,200,000
(Mobley Park Apts. Proj.) Series A, 3.47%, LOC Freddie Mac, VRDN (a)(b)	8,000,000	8,000,000
(Royal Palm Key Apts. Proj.) 3.45%, LOC Fannie Mae, VRDN (a)(b)	7,630,000	7,630,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.):
3.51%, LOC Bank of America NA, VRDN (a)(b)	20,000	20,000
3.64%, LOC Bank of America NA, VRDN (a)(b)	600,000	600,000
Hillsborough County Port District Participating VRDN Series PT 2571, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,350,000	4,350,000
Indian River County Hosp. District Hosp. Rev.:
Bonds (Indian River Memorial Hosp. Proj.):
Series 1988, 3.63% tender 9/5/06, LOC Wachovia Bank NA, CP mode	11,800,000	11,800,000
Series 1989, 3.63% tender 9/5/06, LOC Wachovia Bank NA, CP mode	5,250,000	5,250,000
Series 1990, 3.63% tender 9/5/06, LOC Wachovia Bank NA, CP mode	4,500,000	4,500,000
Series 1985, 3.52%, LOC Wachovia Bank NA, VRDN (a)	12,700,000	12,700,000
Jacksonville Aviation Auth. Rev. 3.46% (FGIC Insured), VRDN (a)(b)	20,500,000	20,500,000
Jacksonville Econ. Dev. (Holland Sheltair Aviation Group Proj.) 3.52%, LOC Mellon Bank NA, Pittsburgh, VRDN (a)(b)	2,100,000	2,100,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 3.46%, LOC Bank of America NA, VRDN (a)(b)	3,675,000	3,675,000
Jacksonville Elec. Auth. Rev. Series C1:
3.65% 9/5/06 (Liquidity Facility JPMorgan Chase Bank), CP	18,506,000	18,506,000
3.65% 9/8/06 (Liquidity Facility JPMorgan Chase Bank), CP	18,700,000	18,700,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Brookwood Forest Apts. Proj.) 3.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 6,500,000	$ 6,500,000
(Christine Cove Apts. Proj.) 3.46%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	3,000,000	3,000,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)(c)	6,995,000	6,995,000
Series MS 01 811, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)(c)	7,957,500	7,957,500
Series ROC II R14, 3.47% (Liquidity Facility Citibank NA) (a)(b)(c)	6,870,000	6,870,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1992 B, 3.44%, VRDN (a)	24,800,000	24,800,000
Lee County Indl. Dev. Auth. Util. Sys. Rev. (North Fort Myers Util., Inc. Proj.) Series A, 3.46%, LOC SunTrust Banks, Inc., VRDN (a)(b)	13,190,000	13,190,000
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 3.47% (Radian Asset Assurance, Inc. Insured), VRDN (a)	15,000,000	15,000,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Centre Court Apts. Proj.) Series 2000 A, 3.45%, LOC SunTrust Banks, Inc., VRDN (a)(b)	7,305,000	7,305,000
(Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 3.49%, LOC Bank of America NA, VRDN (a)(b)	3,070,000	3,070,000
Series B, 3.49%, LOC Bank of America NA, VRDN (a)(b)	3,525,000	3,525,000
Marion Co. Indl. Dev. Auth. Idr (Ocala Recycling, Inc. Proj.) 3.46%, LOC Wachovia Bank NA, VRDN (a)(b)	5,000,000	5,000,000
Miami-Dade County Aviation Rev.:
Participating VRDN:
Series 7014 Class A, 3.49% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	6,250,000	6,250,000
Series EGL 06 40 Class A, 3.49% (Liquidity Facility Citibank NA) (a)(b)(c)	2,475,000	2,475,000
Series EGL 06 60 Class A, 3.49% (Liquidity Facility Citibank NA) (a)(b)(c)	4,950,000	4,950,000
Series Floaters 1415, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,050,000	2,050,000
Series LB O5 L23, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,655,000	7,655,000
Series MS 06 1303, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)(c)	8,650,000	8,650,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Aviation Rev.: - continued
Participating VRDN:
Series MS 06 1326, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 8,895,000	$ 8,895,000
Series MS 1253, 3.48% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,500,000	2,500,000
Series PT 3246, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,225,000	1,225,000
Series PT 3247, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	15,800,000	15,800,000
Series Putters 1447, 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	9,860,000	9,860,000
Series ROC II R 525, 3.48% (Liquidity Facility Citibank NA) (a)(b)(c)	9,900,000	9,900,000
Series 2005 A:
3.6% 9/5/06, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (b)	6,513,000	6,513,000
3.76% 9/26/06, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (b)	4,500,000	4,500,000
3.8% 9/22/06, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (b)	13,500,000	13,500,000
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series TOC 05 Z9, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	14,285,000	14,285,000
Miami-Dade County Expressway Auth. Participating VRDN:
Series Putters 01 160, 3.45% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,995,000	7,995,000
Series Putters 1339, 3.47% (Liquidity Facility Deutsche Postbank AG) (a)(c)	2,550,000	2,550,000
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 3.32%, tender 11/7/06 (Liquidity Facility Wachovia Bank NA) (a)(b)(c)(d)	5,640,000	5,640,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apartments, 183rd Street Apartments & 187th Street Apartments Proj.) Series 2003 3, 3.45%, LOC Citibank NA, VRDN (a)(b)	8,600,000	8,600,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Airis Miami LLC Proj.) Series 1999 A, 3.45% (AMBAC Insured), VRDN (a)(b)	30,200,000	30,200,000
(Badia Spices, Inc. Proj.) 3.46%, LOC Bank of America NA, VRDN (a)(b)	5,400,000	5,400,000
(Cigarette Boats Racing Team Proj.) 3.46%, LOC Bank of America NA, VRDN (a)(b)	2,440,000	2,440,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Indl. Dev. Auth. Rev.:
(Tarmac America Proj.) 3.46%, LOC Bank of America NA, VRDN (a)(b)	$ 6,400,000	$ 6,400,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 3.47% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,800,000	6,800,000
Miami-Dade County Stormwater Util. Rev. Participating VRDN Series Putters 1086 B, 3.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	3,835,000	3,835,000
Ocean Hwy. & Port Auth. Rev. Series 1990:
3.56%, LOC Wachovia Bank NA, VRDN (a)(b)	1,600,000	1,600,000
3.56%, LOC Wachovia Bank NA, VRDN (a)(b)	1,700,000	1,700,000
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.):
Series 2006 A, 3.47% (Radian Asset Assurance, Inc. Insured), VRDN (a)	13,500,000	13,500,000
Series 2006 B, 3.47% (Radian Asset Assurance, Inc. Insured), VRDN (a)	11,300,000	11,300,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series MT 118, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,000,000	2,000,000
Series MT 164, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	10,715,000	10,715,000
Series PT 2411, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	15,200,000	15,200,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 3.45%, LOC Citibank NA, VRDN (a)(b)	6,920,000	6,920,000
(Osprey Ridge Apts. Proj.) Series 2000 H, 3.45%, LOC Fannie Mae, VRDN (a)(b)	8,360,000	8,360,000
(West Point Villas Apt. Proj.) Series 2000 F, 3.45%, LOC Fannie Mae, VRDN (a)(b)	5,750,000	5,750,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.52%, LOC Nat'l. City Bank, VRDN (a)(b)	2,190,000	2,190,000
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series Putters 1345, 3.47% (Liquidity Facility Deutsche Postbank AG) (a)(c)	5,000,000	5,000,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.45%, LOC Fannie Mae, VRDN (a)(b)	5,600,000	5,600,000
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.43%, LOC Bank of America NA, VRDN (a)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 3.45%, LOC Fannie Mae, VRDN (a)(b)	$ 18,500,000	$ 18,500,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 3.51%, LOC Bank of America NA, VRDN (a)(b)	1,935,000	1,935,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series FRRI 03 L10J, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,975,000	2,975,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series CDC 04 4 Class A, 3.49% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(b)(c)	12,665,000	12,665,000
Series MT 66, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	15,765,000	15,765,000
Series MT 9, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,565,000	9,565,000
Series PT 2239, 3.49% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,700,000	8,700,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 3.46%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	2,100,000	2,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.45%, LOC Fannie Mae, VRDN (a)(b)	3,900,000	3,900,000
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,065,000	3,065,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 3.52% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	12,565,000	12,565,000
Series 1984 H2, 3.52% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	9,165,000	9,165,000
Series 1984 S, 3.52% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	3,940,000	3,940,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.:
(Ponce Hbr. Apts. Proj.) 3.45%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(Summerset Village Proj.) 3.47%, LOC SunTrust Banks, Inc., VRDN (a)(b)	10,740,000	10,740,000
Saint Johns County Wtr. & Swr. Rev. Participating VRDN Series PZ 90, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,030,000	3,030,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 3.46%, LOC SunTrust Banks, Inc., VRDN (a)(b)	500,000	500,000
Sarasota County Util. Sys. Rev. Participating VRDN Series PT 1559, 3.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,515,000	1,515,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Sunshine State Govt. Fing. Commission Rev.:
Series G:
3.66% 9/5/06 (FGIC Insured), CP (b)	$ 4,000,000	$ 4,000,000
3.66% 9/7/06 (FGIC Insured), CP (b)	17,100,000	17,100,000
Series I, 3.7% 9/8/06 (CIFG North America Insured), CP (b)	10,000,000	10,000,000
3.48% 9/8/06 (FGIC Insured), CP	18,980,000	18,980,000
3.56% 9/5/06 (FGIC Insured), CP (b)	16,900,000	16,900,000
3.65% 9/14/06 (FGIC Insured), CP	2,000,000	2,000,000
3.65% 9/14/06 (FGIC Insured), CP (b)	1,000,000	1,000,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 3.51%, LOC Wachovia Bank NA, VRDN (a)(b)	3,900,000	3,900,000
Tampa Bay Wtr. Util. Sys. Rev. 3.46%, LOC Bank of America NA, VRDN (a)(b)	35,115,000	35,115,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 3.45%, LOC Fannie Mae, VRDN (a)(b)	9,500,000	9,500,000
West Palm Beach Util. Sys. Rev. Participating VRDN Series ROC II R 621PB, 3.47% (Liquidity Facility Deutsche Postbank AG) (a)(c)	4,405,000	4,405,000
		1,232,600,000
Georgia - 0.7%
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.55%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	3,290,000	3,290,000
Series 2000 C, 3.55%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	2,800,000	2,800,000
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.52%, LOC JPMorgan Chase Bank, VRDN (a)(b)	840,000	840,000
Washington Wilkes Payroll Dev. Auth. Rev. Participating VRDN Series Putters 1389 3.48% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,600,000	5,600,000
		12,530,000
Illinois - 2.2%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 3.52%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,500,000	1,500,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series ROC II R70, 3.48% (Liquidity Facility Citibank NA) (a)(b)(c)	2,100,000	2,100,000
Series ROCS RR II R 605 PB, 3.47% (Liquidity Facility Deutsche Postbank AG) (a)(c)	5,115,000	5,115,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Camcraft Proj.) Series 1993, 3.64%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 100,000	$ 100,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series Floaters 06 28Z, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	6,295,000	6,295,000
Series GS 06 6Z, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	10,050,000	10,050,000
Series TOC 06 Z14, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,630,000	2,630,000
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,595,000	2,595,000
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series TOC 06 Z10, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,060,000	2,060,000
Will County School District #122 Participating VRDN Series PZ 59, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,250,000	5,250,000
		37,695,000
Indiana - 0.5%
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 3.85%, LOC JPMorgan Chase Bank, VRDN (a)(b)	75,000	75,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MACN 05 P, 3.49% (Liquidity Facility Bank of America NA) (a)(b)(c)	3,125,000	3,125,000
Series Putters 3490, 3.48% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	5,205,000	5,205,000
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 3.6%, LOC JPMorgan Chase Bank, VRDN (a)(b)	255,000	255,000
		8,660,000
Kentucky - 0.5%
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,000,000	5,000,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 A, 3.63% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	3,740,000	3,740,000
		8,740,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 1.8%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 3.51% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 3,245,000	$ 3,245,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series MS 1066, 3.51% (Liquidity Facility Morgan Stanley) (a)(b)(c)	132,500	132,500
Participating VRDN Series Clipper 05 11, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	2,543,000	2,543,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
3.5%, VRDN (a)(b)	6,250,000	6,250,000
3.5%, VRDN (a)(b)	5,000,000	5,000,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 91, 3.73% tender 9/12/06, CP mode	3,300,000	3,300,000
(Dow Chemical Co. Proj.):
Series 1993, 3.76%, VRDN (a)(b)	3,800,000	3,800,000
Series 1994 B, 3.69%, VRDN (a)	2,000,000	2,000,000
Series 1995, 3.76%, VRDN (a)(b)	5,150,000	5,150,000
		31,420,500
Maine - 0.4%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series MT 185, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	1,545,000	1,545,000
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series Putters 1414, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	5,160,000	5,160,000
		6,705,000
Maryland - 0.5%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series MT 89, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	8,600,000	8,600,000
Michigan - 0.5%
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 3.45%, LOC Barclays Bank PLC, VRDN (a)(b)	5,800,000	5,800,000
Wayne County Arpt. Auth. Rev. Participating VRDN Series MT 115, 3.49% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	2,735,000	2,735,000
		8,535,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - 0.1%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 118, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	$ 1,320,000	$ 1,320,000
Missouri - 0.3%
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 2006 C, 3.47% (MBIA Insured), VRDN (a)(b)	2,200,000	2,200,000
Series 2006 E, 3.46% (MBIA Insured), VRDN (a)(b)	3,750,000	3,750,000
		5,950,000
Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Putters 1352, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	5,555,000	5,555,000
Nevada - 0.5%
Director of State Dept. Bus. & Ind. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) 3.8%, VRDN (a)(b)	2,600,000	2,600,000
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 3.85%, LOC JPMorgan Chase Bank, VRDN (a)(b)	265,000	265,000
Reno Sales Tax Rev. Participating VRDN Series GS 06 3G, 3.47% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	5,825,000	5,825,000
		8,690,000
New Hampshire - 0.7%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 3, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	2,085,000	2,085,000
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 3.46%, LOC Wachovia Bank NA, VRDN (a)(b)	10,500,000	10,500,000
		12,585,000
New Mexico - 0.2%
New Mexico Mtg. Fin. Auth. Participating VRDN Series Clipper 05 15, 3.5% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,100,000	4,100,000
New York & New Jersey - 0.9%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	15,600,000	15,600,000
Non State Specific - 1.2%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 11, 3.54% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,228,000	3,228,000
Municipal Securities - continued
	Principal Amount	Value
Non State Specific - continued
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 011, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 1,280,000	$ 1,280,000
Reset Optional Ctfs. Trust II-R Participating VRDN:
Series ROC II R8003MS, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,320,000	2,320,000
Series ROC II R8006JD, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,115,000	4,115,000
Series ROC II R8008FA, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,475,000	1,475,000
Series ROC II R8011MN, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,310,000	2,310,000
Series ROC II R8014FA, 3.51% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,435,000	5,435,000
		20,163,000
North Carolina - 0.3%
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 3.75%, VRDN (a)(b)	1,900,000	1,900,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 03 L17, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,700,000	1,700,000
Series LB 03 L44J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,500,000	1,500,000
		5,100,000
North Dakota - 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 3.52%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,100,000	1,100,000
Ohio - 0.2%
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) 3.7%, VRDN (a)(b)	1,300,000	1,300,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Ohio Edison Co. Proj.) Series 1999 A, 3.63%, VRDN (a)	2,400,000	2,400,000
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 3.85%, LOC JPMorgan Chase Bank, VRDN (a)(b)	555,000	555,000
		4,255,000
Oklahoma - 0.2%
Oklahoma Hsg. Fin. Agcy. Single Family Rev. Participating VRDN Series LB 06 P42, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,840,000	3,840,000
Municipal Securities - continued
	Principal Amount	Value
Oregon - 0.4%
Oregon Homeowner Rev. Participating VRDN Series MT 228, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	$ 4,970,000	$ 4,970,000
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 3.55%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	2,400,000	2,400,000
		7,370,000
Pennsylvania - 1.8%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.52%, VRDN (a)	3,600,000	3,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.65%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	7,300,000	7,300,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.8%, VRDN (a)(b)	1,600,000	1,600,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series A, 3.45% (AMBAC Insured), VRDN (a)(b)	18,800,000	18,800,000
		31,300,000
South Carolina - 1.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.69%, VRDN (a)	2,600,000	2,600,000
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 3.56% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,350,000	2,350,000
Series Putters 1388, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	5,320,000	5,320,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 B, 3.51%, LOC Wachovia Bank NA, VRDN (a)(b)	1,200,000	1,200,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.92% tender 10/5/06, CP mode	5,100,000	5,100,000
		16,570,000
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series LB 04 L34J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,030,000	2,030,000
Series LB 06 P41, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,565,000	3,565,000
		5,595,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - 1.3%
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series PA 1348, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 6,000,000	$ 6,000,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,170,000	2,170,000
Series LB L32J, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,640,000	3,640,000
Series PT 3433, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	10,030,000	10,030,000
		21,840,000
Texas - 1.4%
Arlington Independent School District Bonds 0% 2/15/07 (Permanent School Fund of Texas Guaranteed)	3,070,000	3,017,823
Brazos County Hsg. Fin. Corp. Single Family Mortgage Rev. Participating VRDN Series MT 76, 3.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,750,000	2,750,000
Brazos River Auth. Poll. Cont. Rev. Participating VRDN ROC RR II R 617 CE, 3.49% (Liquidity Facility Citibank NA) (a)(b)(c)	7,575,000	7,575,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series A2, 3.76%, VRDN (a)(b)	1,000,000	1,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series ROC II 251, 3.49% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	2,525,000	2,525,000
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Cherrycrest Villas Apts. Proj.) 3.5%, LOC Wachovia Bank NA, VRDN (a)(b)	4,800,000	4,800,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	800,000	800,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series 2005 C, 3.48%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (a)(b)	2,200,000	2,200,000
		24,667,823
Utah - 1.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 97 B2, 3.78% 9/18/06 (Liquidity Facility Bank of Nova Scotia), CP	5,000,000	5,000,000
Utah Board of Regents Student Ln. Rev.:
Series 1995 L, 3.48% (AMBAC Insured), VRDN (a)(b)	3,000,000	3,000,000
Series 1996 Q, 3.48% (AMBAC Insured), VRDN (a)(b)	9,500,000	9,500,000
		17,500,000
Municipal Securities - continued
	Principal Amount	Value
Vermont - 0.3%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series BA 02 I, 3.54% (Liquidity Facility Bank of America NA) (a)(b)(c)	$ 1,795,000	$ 1,795,000
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ, 3.48% (AMBAC Insured), VRDN (a)(b)	3,300,000	3,300,000
		5,095,000
Virginia - 2.2%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.5% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	1,300,000	1,300,000
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1992, 3.88% tender 9/8/06, CP mode (b)	1,200,000	1,200,000
3.78% tender 10/6/06, CP mode (b)	2,000,000	2,000,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1987, 3.87% tender 9/7/06, CP mode	2,100,000	2,100,000
Series 84:
3.76% tender 9/11/06, CP mode	2,000,000	2,000,000
3.85% tender 9/6/06, CP mode	4,000,000	4,000,000
3.85% tender 9/19/06, CP mode	4,000,000	4,000,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds Series 2006 D, 3.75%, tender 9/19/06 (a)(b)	21,100,000	21,100,000
		37,700,000
Washington - 0.9%
Port of Seattle Gen. Oblig. Series 2002 B2, 3.48% 9/8/06, LOC Bayerische Landesbank Girozentrale, CP (b)	6,215,000	6,215,000
Tacoma Gen. Oblig. Series 2002 B, 3.75% 9/7/06, LOC Bank of America NA, CP	3,000,000	3,000,000
Washington Hsg. Fin. Commission Participating VRDN Series Putters 1335, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	4,740,000	4,740,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Fairwinds Redmond Proj.) Series A, 3.5%, LOC Bank of America NA, VRDN (a)(b)	2,000,000	2,000,000
		15,955,000
West Virginia - 0.3%
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 3.61%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,640,000	4,640,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - 0.2%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 965,000	$ 965,000
Wisconsin St. Participating VRDN Series LB 06 K40, 3.52% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,765,000	1,765,000
		2,730,000
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $1,685,831,323)		1,685,831,323
NET OTHER ASSETS - 2.3%		38,966,511
NET ASSETS - 100%		$ 1,724,797,834
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,195,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA)	11/16/05	$ 15,555,000
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 3.32%, tender 11/7/06 (Liquidity Facility Wachovia Bank NA)	7/17/00 - 11/12/03	$ 5,640,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 646,038
Income Tax Information
At August 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,685,831,323.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006